Note 18 Tax assets and liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Tax assets and liabilities [Line Items]
Current tax assets	€ 3,006	€ 3,998
Deferred tax assets	14,152	13,869
Tax assets	17,158	17,867
Current tax liabilities	1,685	1,480
Deferred tax liabilities	2,997	2,540
Tax liabilities	€ 4,682	€ 4,020